Basis of Presentation and General Information - Second-hand Vessels (Table) (Details)	12 Months Ended
Dec. 31, 2018
Star Janni (ex - ER Bradenburg) (Note 1 and 19)
Property, Plant and Equipment [Line Items]
DWT	178,978
Year Built	2010
Delivery Date	7-Jan-19
Star Marianne (ex - ER Bourgogne) (Note 1 and 19)
Property, Plant and Equipment [Line Items]
DWT	178,906
Year Built	2010
Delivery Date	14-Jan-19
Second-hand Vessels
Property, Plant and Equipment [Line Items]
DWT	357,884